Investment In Properties (Schedule Of Estimated Amortization Of Intangible Lease Assets And Above/Below Market Rents) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Investment In Properties [Abstract]
Estimated Net Amortization of Intangible Lease Assets, 2012	$ 9,551
Estimated Net Amortization of Intangible Lease Assets, 2013	6,348
Estimated Net Amortization of Intangible Lease Assets, 2014	5,033
Estimated Net Amortization of Intangible Lease Assets, 2015	3,881
Estimated Net Amortization of Intangible Lease Assets, 2016	2,720
Estimated Net Amortization of Intangible Lease Assets, Thereafter	11,610
Estimated Net Amortization of Intangible Lease Assets, Total	39,143
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, 2012	(720)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, 2013	(1,211)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, 2014	(1,061)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, 2015	(899)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, 2016	(691)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, Thereafter	(12,419)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, Total	$ (17,001)